Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0002034723
Document Type	POS AM
Entity Registrant Name	One and one Green Technologies. INC
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1st Diliman
Entity Address, Address Line Two	San Rafael
Entity Address, City or Town	Bulacan
Entity Address, Postal Zip Code	3008
City Area Code	+63
Local Phone Number	919-0785532
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Post-Effective Amendment No. 1 (this “Post-Effective Amendment”) is being filed by One and one Green Technologies. INC (the “Company”) to amend the Company’s Registration Statement on Form F-1 (File No. 333-294587) originally filed with the U.S. Securities and Exchange Commission on March 25, 2026 and declared effective on March 27, 2026 (as amended, the “Registration Statement”). This Post-Effective Amendment is being filed pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended (the “Securities Act”), to (i) include the audited consolidated financial statements of the Company as of and for the fiscal year ended December 31, 2025, which are included in the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2025, filed with the Commission on April 27, 2026 (the “2025 Form 20-F”), and (ii) remove certain disclosure relating to the greenshoe warrants, which have expired and were not registered under the Registration Statement being amended by this Post-Effective Amendment, and to make other conforming changes.Except as expressly described above, the information contained in this prospectus has not been updated. No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street,
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	+1 (212)
Local Phone Number	947-7200
Entity Address, State or Province	NY